VARIABLE INTEREST ENTITIES (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Current Assets
Cash and cash equivalents	$ 658,433	¥ 4,521,325	$ 6,602,869	¥ 45,340,578	¥ 3,809,279	¥ 1,817,620
Notes receivable	447,615	3,073,680		3,995,962
Trade accounts receivable, net	9,980,673	68,535,282		24,254,007
Purchase advances, net	195,663	1,343,576		12,654,546
Total current assets	14,245,978	97,824,268		100,834,569
Total Assets	22,860,950	156,981,554		121,807,517
LIABILITIES
Trade accounts payable	2,051,799	14,089,293		8,754,347
Taxes payable	317,592	2,180,847		431,913
Other liabilities	344,617	2,366,410		3,255,810
Total Current Liabilities	6,128,675	42,084,370		25,991,921
Total Liabilities	7,322,274	50,280,574		34,935,755
Variable Interest Entity, Primary Beneficiary [Member]
Current Assets
Cash and cash equivalents	64,770	444,763		7,336,672
Notes receivable	447,615	3,073,680		3,995,962
Trade accounts receivable, net	10,477,252	71,945,194		24,254,007
Purchase advances, net	195,663	1,343,576		12,654,546
Other assets	2,414,353	16,578,876		14,281,461
Total current assets	13,599,653	93,386,089		62,522,648
Non-current assets	5,620,044	38,591,721		20,966,716
Total Assets	19,219,697	131,977,810		83,489,364
LIABILITIES
Trade accounts payable	2,051,799	14,089,293		8,754,347
Taxes payable	295,200	2,027,076		278,184
Other liabilities	3,424,380	23,514,531		14,730,356
Total Current Liabilities	5,771,379	39,630,900		23,762,887
Non-current liabilities	1,193,599	8,196,204		8,943,834
Total Liabilities	$ 6,964,978	¥ 47,827,104		¥ 32,706,721